Other current assets	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2020	2019
Value-Added Tax Receivable	762	1,449
Advanced payment to suppliers	43	7
Deposits, current	5	9
Other currrent assets	4	4
Total other current assets	814	1,469